Form N-1A Cover	Apr. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MML SERIES INVESTMENT FUND II
Entity Central Index Key	0001317146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 25, 2025
Prospectus Date	Apr. 25, 2025